13. Segment Financial Information (Details)	12 Months Ended
Dec. 31, 2017
Details
Segment Reporting, Factors Used to Identify Entity's Reportable Segments	Each division consisted of a number of branch offices that were aggregated based on vice president responsibility and geographical location.